PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2021
Prepaid research and development	$1,300,473	$2,124,008
Prepaid insurance	445,583	733,234
Other prepaid expenses	101,425	74,173
Total prepaid expenses and other current assets	$1,847,481	$2,931,415